Condensed Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss	$ (3,461,640)	$ (7,736,243)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on settlement of obligation	(845,000)
Depreciation and amortization	69,827	77,865
Provision for doubtful accounts	8,174
Stock-based compensation	35,534	37,085
Changes in assets and liabilities:
Receivables	262,333	(269,852)
Prepaid expenses and other assets	289,376	(410,328)
Accounts payable and accrued expenses	(355,456)	(327,538)
Deferred rent	(33,270)	(28,767)
Deferred compensation	(305,000)	(30,000)
Net cash used in activities of continuing operations	(4,335,122)	(8,687,777)
Net cash used in activies of discontinued operations	(24,538)	(5,418)
Net cash used in operating activities	(4,359,660)	(8,693,195)
Cash flows from investing activities
Proceeds from the maturity of short-term investments		375,003
Purchase of fixed assets	(4,852)
Net cash (used in) provided by continuing activities	(4,852)	375,003
Net cash (used in) provided by investing activities	(4,852)	375,003
Cash flows from financing activities
Proceeds from issuance of Series B Preferred stock, net		4,867,500
Proceeds from issuance of common stock, net	3,700,552
Net cash provided by continuing activities	3,700,552	4,867,500
Net cash provided by financing activities	3,700,552	4,867,500
Net decrease in cash and cash equivalents	(663,960)	(3,450,692)
Cash and cash equivalents, beginning of period	5,575,310	9,026,002
Cash and cash equivalents, end of period	4,911,350	5,575,310
Supplemental disclosures of cash flow information:
Cash paid for taxes	$ 160,829